DSU’s (Tables)	12 Months Ended
Dec. 31, 2025
Dsus
Schedule of Deferred Share Units

The following table summarizes the DSU activity during the years ended December 31, 2025 and 2024:

		Weighted average
		grant date fair
	Number of	value per share
	shares	(C$)

Unvested as at December 31, 2023	42,728	$31.50
Granted (i, ii)	81,868	4.55
Vested (i)	(114,953)	14.35
Unvested as at December 31, 2024	9,643	$5.60
Granted (iii)	36,535	7.53
Vested (ii)	(46,178)	7.12
Unvested as at December 31, 2025	-	$-

(i)	On April 1, 2024, 54,510 DSUs were issued to the Company’s Directors which vested immediately.

(ii)	On October 1, 2024, 9,643 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.

(iii)	On October 14, 2025, 36,535 DSUs were issued to the Company’s Directors which vested immediately.